Share-based payments - Summary of Movements for Equity and Cash-Settled DSBS Scheme (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year (in shares)	4,141	4,141
Number of options granted (in shares)	1,616	1,562
Number of options, Exercised during the period (in shares)	(1,609)	(1,497)
Number of options, Forfeited during the period (in shares)	(133)	(65)
Number of options, Outstanding at end of year (in shares)	4,015	4,141
Number of options, Exercisable at end of year (in shares)	1	0
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year (in shares)	223	200
Number of options granted (in shares)	85	179
Number of options, Exercised during the period (in shares)	(159)	(142)
Number of options, Forfeited during the period (in shares)	(8)	(14)
Number of options, Outstanding at end of year (in shares)	141	223
Number of options, Exercisable at end of year (in shares)	14	1